Net Deferred Tax Assets Included in the Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Other current assets	¥ 10,434	¥ 12,787
Other non-current assets	1,482	7,116
Deferred tax liabilities:
Other current liabilities	(1,583)	(1,829)
Other long-term liabilities	(17,138)	(14,715)
Net deferred tax assets	¥ (6,805)	¥ 3,359